Preferred Stock [Text Block]	6 Months Ended
Sep. 30, 2013
Preferred Stock [Text Block]

9.    PREFERRED STOCK

The number of shares of preferred stock authorized and outstanding, and aggregate amount by liquidation preference at March 31, 2013 and September 30, 2013 were as follows:

	March 31, 2013			September 30, 2013
	Number of shares– authorized	Number of shares– outstanding	Aggregate amount by liquidation preference	Number of shares– authorized	Number of shares– outstanding	Aggregate amount by liquidation preference
	(in millions, except number of shares)
Preferred stock
Class 3	120,000,000	—	¥—	—	—	¥—
Class 5	400,000,000	156,000,000	390,000	400,000,000	156,000,000	390,000
Class 6	200,000,000	—	—	200,000,000	—	—
Class 7	200,000,000	—	—	200,000,000	—	—
Class 11	1,000	1,000	1	1,000	1,000	1

			¥390,001			¥390,001

Preferred stock included in Capital stock on the accompanying condensed consolidated balance sheets at March 31, 2013 and September 30, 2013 was ¥442,100 million, which consisted of ¥122,100 million of Class 1, ¥125,000 million of Class 3 and ¥195,000 million of Class 5 Preferred stock.

On June 27, 2013, amendments to the Articles of Incorporation were made with respect to Class 3 Preferred Stock. As a result, the aggregate number of shares authorized to be issued by MUFG was reduced to nil and the authority to issue Class 3 Preferred Shares was removed.

See Note 15 to the consolidated financial statements for the fiscal year ended March 31, 2013 for further information about preferred stock.